COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF LEASE EXPENSE
	Three Months Ended September 30,		Nine Months Ended September 30,
Lease cost:	2022	2021	2022	2021

Operating lease cost	$148	$69	$410	$522
Total net lease cost	$148	$69	$410	$522

SCHEDULE OF REMAINING LEASE TERMS AND DISCOUNT RATE
2022

Weighted-average remaining lease term (years)	5.18
Weighted-average discount rate	8.0%

SCHEDULE OF FUTURE RENTAL PAYMENTS OF LEASES

As of September 30, 2022, the maturities of the Company’s future minimum lease payments were as follows:

As of September 30,

2022 (remaining three months)	$141
2023	683
2024	705
2025	654
2026	564
Thereafter	735
Total lease payments	3,482
Less: Imputed interest	(635)
Total	$2,847

Future rental payments over the term of the Company’s leases are as follows (in thousands):

Years Ending December 31,

2022	$491
2023	479
2024	495
2025	440
2026	345
Thereafter	555

Total operating lease payments	$2,805